UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2019

Date of reporting period:	4/30/2019

Item 1 – Reports to Stockholders

PGIM JENNISON EQUITY INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Jennison Equity Income Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Jennison Equity Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Equity Income Fund

June 14, 2019

PGIM Jennison Equity Income Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	7.84	2.08	4.81	12.08	—
Class B	7.38	2.88	5.07	11.86	—
Class C	7.46	6.38	5.22	11.87	—
Class R	7.65	7.67	5.72	N/A	8.35 (1/18/11)
Class Z	7.93	8.34	6.28	12.99	—
Class R6	8.03	8.40	6.39	N/A	9.02 (1/18/11)
Lipper Equity Income Funds Index**
	8.34	9.96	8.33	13.03	—
S&P 500 Index
	9.75	13.48	11.62	15.31	—
Lipper Equity Income Funds Average
	7.38	8.48	7.70	12.59	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Returns for the Lipper Equity Income Funds Index reflect the expenses of the mutual funds included in the Index.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Lipper Equity Income Funds Index—Funds in the Lipper Equity Income Funds Index seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities. These funds’ gross or net yields must be at least 125% of the average gross or net yield of the US diversified equity fund universe. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R and Class R6 shares is 10.39%.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the Index measured from the month-end closest to the inception date of the Fund’s Class R and Class R6 shares is 12.90%.

Lipper Equity Income Funds Average—The Lipper Equity Income Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Equity Income Funds universe for the periods noted. Funds in the Lipper Average seek relatively high current income and growth of income through investing 65% or more of their portfolios in dividend-paying equity securities. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R and Class R6 shares is 9.82%.

PGIM Jennison Equity Income Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the S&P 500 Index would be lower if it included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average and the Lipper Equity Income Funds Index reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/19 (%)
Broadcom, Inc., Semiconductors & Semiconductor Equipment	3.6
Williams Cos., Inc. (The), Oil, Gas & Consumable Fuels	3.0
Philip Morris International, Inc., Tobacco	2.9
BP PLC, Oil, Gas & Consumable Fuels	2.9
AstraZeneca PLC, Pharmaceuticals	2.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/19 (%)
Semiconductors & Semiconductor Equipment	11.6
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	7.1
Banks	6.4
Electric Utilities	6.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Jennison Equity Income Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Equity Income Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,078.40	1.16%	$5.98
	Hypothetical	$1,000.00	$1,019.04	1.16%	$5.81
Class B	Actual	$1,000.00	$1,073.80	2.02%	$10.39
	Hypothetical	$1,000.00	$1,014.78	2.02%	$10.09
Class C	Actual	$1,000.00	$1,074.60	1.88%	$9.67
	Hypothetical	$1,000.00	$1,015.47	1.88%	$9.39
Class R	Actual	$1,000.00	$1,076.50	1.50%	$7.72
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class Z	Actual	$1,000.00	$1,079.30	0.89%	$4.59
	Hypothetical	$1,000.00	$1,020.38	0.89%	$4.46
Class R6	Actual	$1,000.00	$1,080.30	0.80%	$4.13
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS 95.1%

Aerospace & Defense 3.7%
Boeing Co. (The)	69,673	$26,314,796
Safran SA (France)	186,175	27,201,812

		53,516,608

Banks 6.4%
Bank of America Corp.	982,517	30,045,370
BB&T Corp.	443,681	22,716,467
JPMorgan Chase & Co.	205,907	23,895,507
SunTrust Banks, Inc.	231,170	15,137,012

		91,794,356

Beverages 1.8%
Keurig Dr. Pepper, Inc.(a)	909,733	26,445,938

Capital Markets 1.1%
CME Group, Inc.	36,705	6,566,525
Moelis & Co. (Class A Stock)	212,899	8,718,214

		15,284,739

Chemicals 0.9%
Akzo Nobel NV (Netherlands)	160,271	13,641,975

Commercial Services & Supplies 1.6%
Republic Services, Inc.	279,892	23,180,655

Communications Equipment 4.2%
Cisco Systems, Inc.	595,164	33,299,426
Nokia OYJ (Finland), ADR(a)	5,293,114	27,947,642

		61,247,068

Consumer Finance 1.1%
American Express Co.	140,878	16,515,128

Diversified Financial Services 0.0%
Gateway Energy & Resource Holdings LLC Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A*^(f)	100,000	553,488

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Telecommunication Services 2.9%
AT&T, Inc.	652,634	$20,205,549
Verizon Communications, Inc.	372,206	21,286,461

		41,492,010

Electric Utilities 5.4%
Duke Energy Corp.	220,559	20,097,336
Edison International	493,349	31,460,866
Exelon Corp.	511,541	26,063,014

		77,621,216

Electrical Equipment 1.7%
Emerson Electric Co.	337,262	23,942,229

Entertainment 1.6%
Walt Disney Co. (The)	163,725	22,425,401

Equity Real Estate Investment Trusts (REITs) 3.6%
American Tower Corp.	52,617	10,276,100
Boston Properties, Inc.	158,716	21,842,496
Prologis, Inc.	252,565	19,364,159

		51,482,755

Food & Staples Retailing 1.6%
Walmart, Inc.	223,325	22,966,743

Food Products 1.3%
Mondelez International, Inc. (Class A Stock)	369,334	18,780,634

Health Care Equipment & Supplies 3.7%
Abbott Laboratories	375,107	29,843,513
Zimmer Biomet Holdings, Inc.	193,937	23,885,281

		53,728,794

Hotels, Restaurants & Leisure 2.5%
McDonald’s Corp.	181,899	35,937,785

Household Products 1.2%
Procter & Gamble Co. (The)	160,062	17,043,402

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Industrial Conglomerates 1.0%
Honeywell International, Inc.	83,711	$14,534,741

Insurance 3.9%
Chubb Ltd.	240,555	34,928,586
MetLife, Inc.	461,210	21,275,617

		56,204,203

Machinery 1.2%
Caterpillar, Inc.	120,412	16,787,841

Metals & Mining 1.4%
Anglo American PLC (South Africa)	763,253	19,817,411

Mortgage Real Estate Investment Trusts (REITs) 2.0%
MFA Financial, Inc.	2,712,949	20,374,247
Starwood Property Trust, Inc.	384,212	8,856,087

		29,230,334

Oil, Gas & Consumable Fuels 7.7%
BP PLC (United Kingdom), ADR	968,170	42,338,074
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	415,855	26,419,268
Williams Cos., Inc. (The)	1,513,840	42,887,087

		111,644,429

Pharmaceuticals 7.1%
AstraZeneca PLC (United Kingdom), ADR(a)	1,117,618	42,089,494
Elanco Animal Health, Inc.*	483,453	15,228,769
Eli Lilly & Co.	156,378	18,302,481
Merck & Co., Inc.	340,446	26,796,505

		102,417,249

Road & Rail 1.7%
Union Pacific Corp.	142,386	25,208,017

Semiconductors & Semiconductor Equipment 11.6%
Advanced Micro Devices, Inc.*(a)	948,197	26,198,683
Broadcom, Inc.	161,392	51,387,213
Lam Research Corp.	146,522	30,393,058

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Marvell Technology Group Ltd.	991,435	$24,805,704
QUALCOMM, Inc.	399,660	34,422,716

		167,207,374

Software 2.0%
Microsoft Corp.	220,439	28,789,333

Specialty Retail 4.9%
Foot Locker, Inc.	283,616	16,225,671
Lowe’s Cos., Inc.	177,896	20,127,153
Ross Stores, Inc.	358,519	35,012,966

		71,365,790

Tobacco 3.0%
Philip Morris International, Inc.	491,969	42,584,837

Transportation Infrastructure 1.3%
Atlantia SpA (Italy)	676,145	18,519,836

TOTAL COMMON STOCKS (cost $1,162,755,171)		1,371,912,319

PREFERRED STOCKS 3.0%

Electric Utilities 0.7%
American Electric Power Co., Inc., CVT, 6.125%*	201,818	10,490,500

Health Care Equipment & Supplies 1.2%
Danaher Corp., Series A, CVT, 4.750%*	16,853	17,754,635

Multi-Utilities 1.1%
Sempra Energy, Series A, CVT, 6.000%	142,510	15,232,894

TOTAL PREFERRED STOCKS (cost $41,570,557)		43,478,029

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CONVERTIBLE BOND 0.8%

Insurance
AXA SA (France), Sr. Unsec’d. Notes, 144A (cost $10,558,137)	7.250%	05/15/21	10,377	$11,302,629

TOTAL LONG-TERM INVESTMENTS (cost $1,214,883,865)				1,426,692,977

			Shares
SHORT-TERM INVESTMENTS 5.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			14,569,790	14,569,790
PGIM Institutional Money Market Fund (cost $66,788,578; includes $66,613,304 of cash collateral for securities on loan)(b)(w)			66,779,629	66,799,663

TOTAL SHORT-TERM INVESTMENTS (cost $81,358,368)				81,369,453

TOTAL INVESTMENTS 104.5% (cost $1,296,242,233)				1,508,062,430
Liabilities in excess of other assets (4.5)%				(65,461,839)

NET ASSETS 100.0%				$1,442,600,591

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

CVT—Convertible Security

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $553,488 and 0.0% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $64,858,896; cash collateral of $66,613,304 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $2,000,000. The aggregate value of $553,488 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$26,314,796	$27,201,812	$—
Banks	91,794,356	—	—
Beverages	26,445,938	—	—
Capital Markets	15,284,739	—	—
Chemicals	—	13,641,975	—
Commercial Services & Supplies	23,180,655	—	—
Communications Equipment	61,247,068	—	—
Consumer Finance	16,515,128	—	—
Diversified Financial Services	—	—	553,488
Diversified Telecommunication Services	41,492,010	—	—
Electric Utilities	77,621,216	—	—
Electrical Equipment	23,942,229	—	—
Entertainment	22,425,401	—	—
Equity Real Estate Investment Trusts (REITs)	51,482,755	—	—
Food & Staples Retailing	22,966,743	—	—
Food Products	18,780,634	—	—
Health Care Equipment & Supplies	53,728,794	—	—
Hotels, Restaurants & Leisure	35,937,785	—	—
Household Products	17,043,402	—	—
Industrial Conglomerates	14,534,741	—	—
Insurance	56,204,203	—	—
Machinery	16,787,841	—	—
Metals & Mining	—	19,817,411	—
Mortgage Real Estate Investment Trusts (REITs)	29,230,334	—	—
Oil, Gas & Consumable Fuels	111,644,429	—	—
Pharmaceuticals	102,417,249	—	—
Road & Rail	25,208,017	—	—
Semiconductors & Semiconductor Equipment	167,207,374	—	—
Software	28,789,333	—	—
Specialty Retail	71,365,790	—	—
Tobacco	42,584,837	—	—
Transportation Infrastructure	—	18,519,836	—
Preferred Stocks
Electric Utilities	10,490,500	—	—

See Notes to Financial Statements.

16

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Preferred Stocks (continued)
Health Care Equipment & Supplies	$17,754,635	$—	$—
Multi-Utilities	15,232,894	—	—
Convertible Bond	—	11,302,629	—
Affiliated Mutual Funds	81,369,453	—	—

Total	$1,417,025,279	$90,483,663	$553,488

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Semiconductors & Semiconductor Equipment	11.6%
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	7.1
Banks	6.4
Electric Utilities	6.1
Affiliated Mutual Funds (4.6% represents investments purchased with collateral from securities on loan)	5.6
Health Care Equipment & Supplies	4.9
Specialty Retail	4.9
Insurance	4.7
Communications Equipment	4.2
Aerospace & Defense	3.7
Equity Real Estate Investment Trusts (REITs)	3.6
Tobacco	3.0
Diversified Telecommunication Services	2.9
Hotels, Restaurants & Leisure	2.5
Mortgage Real Estate Investment Trusts (REITs)	2.0
Software	2.0
Beverages	1.8
Road & Rail	1.7
Electrical Equipment	1.7
Commercial Services & Supplies	1.6%
Food & Staples Retailing	1.6
Entertainment	1.6
Metals & Mining	1.4
Food Products	1.3
Transportation Infrastructure	1.3
Household Products	1.2
Machinery	1.2
Consumer Finance	1.1
Capital Markets	1.1
Multi-Utilities	1.1
Industrial Conglomerates	1.0
Chemicals	0.9
Diversified Financial Services	0.0 *

104.5
Liabilities in excess of other assets	(4.5)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$64,858,896	$(64,858,896)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

18

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $64,858,896:
Unaffiliated investments (cost $1,214,883,865)	$1,426,692,977
Affiliated investments (cost $81,358,368)	81,369,453
Foreign currency, at value (cost $39)	39
Receivable for investments sold	3,718,243
Receivable for Fund shares sold	2,153,235
Dividends and interest receivable	1,713,860
Tax reclaim receivable	1,133,267
Prepaid expenses and other assets	29,194

Total Assets	1,516,810,268

Liabilities
Payable to broker for collateral for securities on loan	66,613,304
Payable for Fund shares reacquired	3,597,215
Payable for investments purchased	2,015,679
Management fee payable	879,704
Accrued expenses and other liabilities	516,731
Distribution fee payable	497,629
Affiliated transfer agent fee payable	89,392
Payable to custodian	23

Total Liabilities	74,209,677

Net Assets	$1,442,600,591

Net assets were comprised of:
Common stock, at par	$103,420
Paid-in capital in excess of par	1,145,258,023
Total distributable earnings (loss)	297,239,148

Net assets, April 30, 2019	$1,442,600,591

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	19

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Class A
Net asset value and redemption price per share, ($602,586,882 ÷ 41,809,451 shares of common stock issued and outstanding)	$14.41
Maximum sales charge (5.50% of offering price)	0.84

Maximum offering price to public	$15.25

Class B
Net asset value, offering price and redemption price per share,
($33,638,172 ÷ 2,584,189 shares of common stock issued and outstanding)	$13.02

Class C
Net asset value, offering price and redemption price per share,
($396,157,348 ÷ 30,543,616 shares of common stock issued and outstanding)	$12.97

Class R
Net asset value, offering price and redemption price per share,
($27,816,310 ÷ 1,930,367 shares of common stock issued and outstanding)	$14.41

Class Z
Net asset value, offering price and redemption price per share,
($378,582,543 ÷ 26,287,736 shares of common stock issued and outstanding)	$14.40

Class R6
Net asset value, offering price and redemption price per share,
($3,819,336 ÷ 264,663 shares of common stock issued and outstanding)	$14.43

See Notes to Financial Statements.

20

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $181,803 foreign withholding tax)	$23,066,541
Affiliated dividend income	345,334
Interest income	337,016
Income from securities lending, net (including affiliated income of $89,867)	290,938

Total income	24,039,829

Expenses
Management fee	5,437,914
Distribution fee(a)	3,352,308
Transfer agent’s fees and expenses (including affiliated expense of $208,797)(a)	887,673
Custodian and accounting fees	71,003
Shareholders’ reports	57,095
Registration fees(a)	52,649
Directors’ fees	20,985
Audit fee	13,552
Legal fees and expenses	13,250
Miscellaneous	20,567

Total expenses	9,926,996
Less: Fee waiver and/or expense reimbursement(a)	(6,879)
Distribution fee waiver(a)	(171,388)

Net expenses	9,748,729

Net investment income (loss)	14,291,100

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(17,154))	92,634,686
Foreign currency transactions	29,396

92,664,082

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $21,315)	(9,553,148)
Foreign currencies	(27,932)

(9,581,080)

Net gain (loss) on investment and foreign currency transactions	83,083,002

Net Increase (Decrease) In Net Assets Resulting From Operations	$97,374,102

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R6
Distribution fee	826,693	200,471	2,224,325	100,819	—	—
Transfer agent’s fees and expenses	372,731	42,408	226,423	22,913	222,975	223
Registration fees	10,326	7,066	8,288	7,160	12,648	7,161
Fee waiver and/or expense reimbursement	—	—	—	—	—	(6,879)
Distribution fee waiver	(137,782)	—	—	(33,606)	—	—

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	21

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,291,100	$43,987,565
Net realized gain (loss) on investment and foreign currency transactions	92,664,082	230,094,217
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(9,581,080)	(219,131,389)

Net increase (decrease) in net assets resulting from operations	97,374,102	54,950,393

Dividends and Distributions
Distributions from distributable earnings
Class A	(89,085,865)	(38,693,618)
Class B	(7,161,498)	(3,987,585)
Class C	(80,711,469)	(35,159,248)
Class R	(4,249,289)	(1,923,875)
Class Z	(67,920,676)	(31,902,165)
Class R6	(623,806)	(222,063)

	(249,752,603)	(111,888,554)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	53,898,724	60,274,663
Net asset value of shares issued in reinvestment of dividends and distributions	218,835,801	96,882,217
Cost of shares reacquired	(295,284,188)	(511,300,273)

Net increase (decrease) in net assets from Fund share transactions	(22,549,663)	(354,143,393)

Total increase (decrease)	(174,928,164)	(411,081,554)

Net Assets:
Beginning of period	1,617,528,755	2,028,610,309

End of period	$1,442,600,591	$1,617,528,755

See Notes to Financial Statements.

22

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was organized on March 5, 1997, as a Maryland corporation and operates as a series company. The Company consists of two funds: PGIM Jennison Equity Income Fund and PGIM QMA Mid-Cap Value Fund, each of which are diversified funds. These financial statements relate only to the PGIM Jennison Equity Income Fund (the “Fund”).

The investment objective of the Fund is income and capital appreciation.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

PGIM Jennison Equity Income Fund	23

Notes to Financial Statements (unaudited) (continued)

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

24

comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign

PGIM Jennison Equity Income Fund	25

Notes to Financial Statements (unaudited) (continued)

currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as

26

collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. On January 18, 2019, the Internal Revenue Service issued final regulations that expressly permit RICs to pass through this “qualified business income” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are

PGIM Jennison Equity Income Fund	27

Notes to Financial Statements (unaudited) (continued)

determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.77% of the Fund’s average daily net assets up to and including $500 million, 0.74% on the next $500 million, 0.725% on the next $1.5 billion, 0.70% on the next $5 billion, 0.675% on the next $2.5 billion and 0.65% of the Fund’s average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the six months ended April 30, 2019.

28

The Manager has contractually agreed, through February 29, 2020, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.80% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such wavier and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1% and 0.75% of the average daily net assets of the Class A, Class B, Class C and Class R shares, respectively. PIMS has contractually agreed to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively, through February 29, 2020.

For the reporting period ended April 30, 2019, PIMS received $164,567 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $16,538 and $3,276 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Jennison Equity Income Fund	29

Notes to Financial Statements (unaudited) (continued)

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $670,845,600 and $911,306,035, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

30

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$55,291,786	$237,831,451	$278,553,447	$—	$—	$14,569,790	14,569,790	$345,334
PGIM Institutional Money Market Fund*
108,930,290	521,810,544	563,945,332	21,315	(17,154)	66,799,663	66,779,629	89,867	**

$164,222,076	$759,641,995	$842,498,779	$21,315	$(17,154)	$81,369,453		$435,201

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2019 were as follows:

Tax Basis	$1,304,979,018

Gross Unrealized Appreciation	230,602,835
Gross Unrealized Depreciation	(27,519,423)

Net Unrealized Appreciation	$203,083,412

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B

PGIM Jennison Equity Income Fund	31

Notes to Financial Statements (unaudited) (continued)

shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The authorized capital stock of the Company is 5.5 billion shares, with a par value of $0.001 per share. Of the Company’s authorized capital stock, 2.770 billion authorized shares have been allocated to the Fund and divided into seven classes, designated Class A, Class B, Class C, Class R, Class Z, Class T and Class R6 common stock, each of which consists of 400 million, 20 million, 300 million, 75 million, 1,250 million, 650 million and 75 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

At reporting period end, eight shareholders of record, each holding greater than 5% of the Fund, held 67% of the Fund’s outstanding shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	1,331,264	$18,187,842
Shares issued in reinvestment of dividends and distributions	6,898,429	83,063,562
Shares reacquired	(5,779,748)	(79,817,095)

Net increase (decrease) in shares outstanding before conversion	2,449,945	21,434,309
Shares issued upon conversion from other share class(es)	3,772,214	53,529,085
Shares reacquired upon conversion into other share class(es)	(249,257)	(3,624,568)

Net increase (decrease) in shares outstanding	5,972,902	$71,338,826

Year ended October 31, 2018:
Shares sold	1,391,935	$23,564,904
Shares issued in reinvestment of dividends and distributions	2,135,094	35,824,946
Shares reacquired	(8,004,478)	(135,037,083)

Net increase (decrease) in shares outstanding before conversion	(4,477,449)	(75,647,233)
Shares issued upon conversion from other share class(es)	1,507,745	25,810,965
Shares reacquired upon conversion into other share class(es)	(1,787,241)	(30,332,570)

Net increase (decrease) in shares outstanding	(4,756,945)	$(80,168,838)

32

Class B	Shares	Amount
Six months ended April 30, 2019:
Shares sold	93,396	$1,038,560
Shares issued in reinvestment of dividends and distributions	550,275	5,984,830
Shares reacquired	(589,293)	(7,380,247)

Net increase (decrease) in shares outstanding before conversion	54,378	(356,857)
Shares reacquired upon conversion into other share class(es)	(693,298)	(9,077,490)

Net increase (decrease) in shares outstanding	(638,920)	$(9,434,347)

Year ended October 31, 2018:
Shares sold	53,945	$838,977
Shares issued in reinvestment of dividends and distributions	209,850	3,242,469
Shares reacquired	(1,252,953)	(19,510,599)

Net increase (decrease) in shares outstanding before conversion	(989,158)	(15,429,153)
Shares reacquired upon conversion into other share class(es)	(1,263,055)	(20,005,435)

Net increase (decrease) in shares outstanding	(2,252,213)	$(35,434,588)

Class C
Six months ended April 30, 2019:
Shares sold	1,250,713	$14,472,708
Shares issued in reinvestment of dividends and distributions	6,474,780	70,188,833
Shares reacquired	(7,187,031)	(88,963,015)

Net increase (decrease) in shares outstanding before conversion	538,462	(4,301,474)
Shares reacquired upon conversion into other share class(es)	(4,028,496)	(51,584,028)

Net increase (decrease) in shares outstanding	(3,490,034)	$(55,885,502)

Year ended October 31, 2018:
Shares sold	880,850	$13,666,684
Shares issued in reinvestment of dividends and distributions	1,963,882	30,299,159
Shares reacquired	(9,089,353)	(140,986,551)

Net increase (decrease) in shares outstanding before conversion	(6,244,621)	(97,020,708)
Shares issued upon conversion from other share class(es)	1,386	21,965
Shares reacquired upon conversion into other share class(es)	(2,337,504)	(36,380,958)

Net increase (decrease) in shares outstanding	(8,580,739)	$(133,379,701)

Class R
Six months ended April 30, 2019:
Shares sold	43,232	$597,199
Shares issued in reinvestment of dividends and distributions	352,946	4,247,569
Shares reacquired	(208,113)	(2,981,547)

Net increase (decrease) in shares outstanding	188,065	$1,863,221

Year ended October 31, 2018:
Shares sold	104,615	$1,767,710
Shares issued in reinvestment of dividends and distributions	114,609	1,923,221
Shares reacquired	(682,134)	(11,561,794)

Net increase (decrease) in shares outstanding before conversion	(462,910)	(7,870,863)
Shares reacquired upon conversion into other share class(es)	(861)	(14,245)

Net increase (decrease) in shares outstanding	(463,771)	$(7,885,108)

PGIM Jennison Equity Income Fund	33

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended April 30, 2019:
Shares sold	1,504,558	$19,261,097
Shares issued in reinvestment of dividends and distributions	4,552,079	54,753,346
Shares reacquired	(8,448,859)	(115,147,037)

Net increase (decrease) in shares outstanding before conversion	(2,392,222)	(41,132,594)
Shares issued upon conversion from other share class(es)	869,652	12,650,330
Shares reacquired upon conversion into other share class(es)	(142,913)	(2,055,090)

Net increase (decrease) in shares outstanding	(1,665,483)	$(30,537,354)

Year ended October 31, 2018:
Shares sold	1,187,630	$19,983,469
Shares issued in reinvestment of dividends and distributions	1,514,288	25,384,558
Shares reacquired	(11,978,925)	(202,379,402)

Net increase (decrease) in shares outstanding before conversion	(9,277,007)	(157,011,375)
Shares issued upon conversion from other share class(es)	3,827,286	64,837,972
Shares reacquired upon conversion into other share class(es)	(371,625)	(6,243,532)

Net increase (decrease) in shares outstanding	(5,821,346)	$(98,416,935)

Class R6
Six months ended April 30, 2019:
Shares sold	23,988	$341,318
Shares issued in reinvestment of dividends and distributions	49,577	597,661
Shares reacquired	(73,333)	(995,247)

Net increase (decrease) in shares outstanding before conversion	232	(56,268)
Shares issued upon conversion from other share class(es)	11,895	161,761

Net increase (decrease) in shares outstanding	12,127	$105,493

Year ended October 31, 2018:
Shares sold	26,767	$452,919
Shares issued in reinvestment of dividends and distributions	12,337	207,864
Shares reacquired	(108,238)	(1,824,844)

Net increase (decrease) in shares outstanding before conversion	(69,134)	(1,164,061)
Shares issued upon conversion from other share class(es)	137,073	2,305,838

Net increase (decrease) in shares outstanding	67,939	$1,141,777

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

34

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2019.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline

PGIM Jennison Equity Income Fund	35

Notes to Financial Statements (unaudited) (continued)

when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

36

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.18		$16.75	$14.68	$16.59	$17.88	$16.84
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.44	0.34	0.42	0.40	0.70
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60		(0.01)	2.11	(0.66)	(0.65)	1.77
Total from investment operations	0.75		0.43	2.45	(0.24)	(0.25)	2.47
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.43)	(0.38)	(0.44)	(0.34)	(0.70)
Distributions from net realized gains	(2.35)		(0.57)	-	(1.23)	(0.70)	(0.73)
Total dividends and distributions	(2.52)		(1.00)	(0.38)	(1.67)	(1.04)	(1.43)
Net asset value, end of period	$14.41		$16.18	$16.75	$14.68	$16.59	$17.88
Total Return(b):	7.84%		2.45%	16.88%	(1.00)%	(1.53)%	15.36%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$603		$580	$680	$1,048	$1,585	$1,752
Average net assets (in millions)	$556		$648	$809	$1,253	$1,745	$1,807
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.16%	(e)	1.15%	1.14%	1.16%	1.13%	1.13%
Expenses before waivers and/or expense reimbursement	1.21%	(e)	1.20%	1.19%	1.21%	1.18%	1.18%
Net investment income (loss)	2.10%	(e)	2.58%	2.18%	2.84%	2.31%	4.04%
Portfolio turnover rate(f)	46%		88%	75%	48%	76%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	37

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.89		$15.49	$13.61	$15.51	$16.79	$15.90
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.27	0.21	0.28	0.25	0.53
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.51		0.01	1.95	(0.61)	(0.61)	1.67
Total from investment operations	0.60		0.28	2.16	(0.33)	(0.36)	2.20
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.31)	(0.28)	(0.34)	(0.22)	(0.58)
Distributions from net realized gains	(2.35)		(0.57)	-	(1.23)	(0.70)	(0.73)
Total dividends and distributions	(2.47)		(0.88)	(0.28)	(1.57)	(0.92)	(1.31)
Net asset value, end of period	$13.02		$14.89	$15.49	$13.61	$15.51	$16.79
Total Return(b):	7.38%		1.68%	15.98%	(1.73)%	(2.28)%	14.52%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$34		$48	$85	$111	$147	$174
Average net assets (in millions)	$40		$66	$100	$126	$165	$172
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.02%	(e)	1.95%	1.89%	1.91%	1.88%	1.88%
Expenses before waivers and/or expense reimbursement	2.02%	(e)	1.95%	1.89%	1.91%	1.88%	1.88%
Net investment income (loss)	1.34%	(e)	1.70%	1.45%	2.04%	1.56%	3.25%
Portfolio turnover rate(f)	46%		88%	75%	48%	76%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.84		$15.45	$13.57	$15.47	$16.75	$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.29	0.21	0.28	0.25	0.51
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.52		- (b)	1.95	(0.61)	(0.61)	1.68
Total from investment operations	0.61		0.29	2.16	(0.33)	(0.36)	2.19
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.33)	(0.28)	(0.34)	(0.22)	(0.58)
Distributions from net realized gains	(2.35)		(0.57)	-	(1.23)	(0.70)	(0.73)
Total dividends and distributions	(2.48)		(0.90)	(0.28)	(1.57)	(0.92)	(1.31)
Net asset value, end of period	$12.97		$14.84	$15.45	$13.57	$15.47	$16.75
Total Return(c):	7.46%		1.70%	16.03%	(1.73)%	(2.29)%	14.48%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$396		$505	$658	$923	$1,285	$1,302
Average net assets (in millions)	$449		$597	$786	$1,075	$1,353	$1,196
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.88%	(f)	1.87%	1.89%	1.91%	1.88%	1.88%
Expenses before waivers and/or expense reimbursement	1.88%	(f)	1.87%	1.89%	1.91%	1.88%	1.88%
Net investment income (loss)	1.46%	(f)	1.84%	1.45%	2.06%	1.56%	3.16%
Portfolio turnover rate(g)	46%		88%	75%	48%	76%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	39

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.18		$16.75	$14.68	$16.58	$17.88	$16.84
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.38	0.31	0.37	0.36	0.59
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60		- (b)	2.10	(0.64)	(0.67)	1.84
Total from investment operations	0.73		0.38	2.41	(0.27)	(0.31)	2.43
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.38)	(0.34)	(0.40)	(0.29)	(0.66)
Distributions from net realized gains	(2.35)		(0.57)	-	(1.23)	(0.70)	(0.73)
Total dividends and distributions	(2.50)		(0.95)	(0.34)	(1.63)	(0.99)	(1.39)
Net asset value, end of period	$14.41		$16.18	$16.75	$14.68	$16.58	$17.88
Total Return(c):	7.65%		2.12%	16.59%	(1.19)%	(1.83)%	15.08%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$28		$28	$37	$40	$44	$40
Average net assets (in millions)	$27		$33	$40	$42	$45	$33
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.50%	(f)	1.48%	1.39%	1.41%	1.38%	1.38%
Expenses before waivers and/or expense reimbursement	1.75%	(f)	1.73%	1.64%	1.66%	1.63%	1.63%
Net investment income (loss)	1.80%	(f)	2.24%	1.95%	2.48%	2.07%	3.40%
Portfolio turnover rate(g)	46%		88%	75%	48%	76%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.18		$16.74	$14.67	$16.58	$17.88	$16.84
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.48	0.38	0.46	0.44	0.69
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.59		0.01	2.11	(0.66)	(0.66)	1.82
Total from investment operations	0.76		0.49	2.49	(0.20)	(0.22)	2.51
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.48)	(0.42)	(0.48)	(0.38)	(0.74)
Distributions from net realized gains	(2.35)		(0.57)	-	(1.23)	(0.70)	(0.73)
Total dividends and distributions	(2.54)		(1.05)	(0.42)	(1.71)	(1.08)	(1.47)
Net asset value, end of period	$14.40		$16.18	$16.74	$14.67	$16.58	$17.88
Total Return(b):	7.93%		2.79%	17.18%	(0.75)%	(1.33)%	15.65%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$379		$452	$566	$1,229	$1,628	$1,778
Average net assets (in millions)	$396		$507	$861	$1,338	$1,780	$1,457
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.89%	(e)	0.88%	0.90%	0.91%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.89%	(e)	0.88%	0.90%	0.91%	0.88%	0.88%
Net investment income (loss)	2.40%	(e)	2.82%	2.46%	3.08%	2.56%	4.00%
Portfolio turnover rate(f)	46%		88%	75%	48%	76%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Equity Income Fund	41

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2019		Year Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$16.20		$16.77	$14.69	$16.60	$17.90	$16.85
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.52	0.42	0.51	0.47	0.74
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.60		(0.03)	2.09	(0.69)	(0.67)	1.80
Total from investment operations	0.78		0.49	2.51	(0.18)	(0.20)	2.54
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.49)	(0.43)	(0.50)	(0.40)	(0.76)
Distributions from net realized gains	(2.35)		(0.57)	-	(1.23)	(0.70)	(0.73)
Total dividends and distributions	(2.55)		(1.06)	(0.43)	(1.73)	(1.10)	(1.49)
Net asset value, end of period	$14.43		$16.20	$16.77	$14.69	$16.60	$17.90
Total Return(b):	8.03%		2.81%	17.32%	(0.62)%	(1.23)%	15.81%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4		$4	$3	$8	$27	$6
Average net assets (in millions)	$4		$4	$4	$20	$16	$3
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.80%	(e)	0.80%	0.80%	0.79%	0.78%	0.78%
Expenses before waivers and/or expense reimbursement	1.17%	(e)	1.19%	0.80%	0.79%	0.78%	0.78%
Net investment income (loss)	2.47%	(e)	3.08%	2.68%	3.43%	2.77%	4.30%
Portfolio turnover rate(f)	46%		88%	75%	48%	76%	57%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective November 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Jennison Equity Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON EQUITY INCOME FUND

SHARE CLASS	A	B	C	R	Z	R6
NASDAQ	SPQAX	JEIBX	AGOCX	PJERX	JDEZX	PJIQX
CUSIP	74441L808	74441L881	74441L873	74441L790	74441L832	74441L816

MF203E2

PGIM QMA MID-CAP VALUE FUND

SEMIANNUAL REPORT

APRIL 30, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PGIM QMA Mid-Cap Value Fund	3

This Page Intentionally Left Blank

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Mid-Cap Value Fund informative and useful. The report covers performance for the six-month period ended April 30, 2019.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Mid-Cap Value Fund

June 14, 2019

PGIM QMA Mid-Cap Value Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 4/30/19 (without sales charges)	Average Annual Total Returns as of 4/30/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	3.55	–8.03	4.13	12.67	—
Class B	3.09	–7.75	4.36	12.47	—
Class C	3.17	–4.19	4.53	12.46	—
Class R	3.38	–2.97	N/A	N/A	3.68 (12/22/14)
Class Z	3.70	–2.42	5.58	13.61	—
Class R2	3.51	–2.73	N/A	N/A	–5.58 (12/28/17)
Class R4	3.68	–2.46	N/A	N/A	–5.33 (12/28/17)
Class R6	3.77	–2.23	5.73	N/A	9.57 (1/18/11)
Russell Midcap Value Index
	8.28	5.76	7.83	14.98	—
S&P MidCap 400 Index
	8.91	6.99	9.49	15.13	—
Russell Midcap Index
	11.65	10.69	9.75	15.65	—
Lipper Mid-Cap Value Funds Average
	6.99	2.28	6.03	13.12	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell Midcap Value Index—The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks included in the Index are also members of the Russell 1000 Value Index. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares are 7.02%, 2.71% for Class R2 and Class R4 shares, and 10.91% for Class R6 shares.

PGIM QMA Mid-Cap Value Fund	7

Your Fund’s Performance (continued)

S&P MidCap 400 Index—The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market capitalization, liquidity, and industry group representation. It gives a broad look at how US mid-cap stock prices have performed. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares is 9.02%, 4.39% for Class R2 and Class R4 shares, and 11.30% for Class R6 shares.

Russell Midcap Index—The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R shares is 8.91%, 7.42% for Class R2 and Class R4 shares, and 11.73% for Class R6 shares.

Lipper Mid-Cap Value Funds Average—The Lipper Mid-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Mid-Cap Value Funds universe for the periods noted. Funds in the Lipper Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the companies in the S&P MidCap 400 Index. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R shares is 5.46%, 0.27% for Class R2 and Class R4 shares, and 9.13% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 4/30/19 (%)
PACCAR, Inc., Machinery	1.3
Tyson Foods, Inc. (Class A Stock), Food Products	1.3
Fifth Third Bancorp, Banks	1.3
United Continental Holdings, Inc., Airlines	1.3
PPL Corp., Electric Utilities	1.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/19 (%)
Equity Real Estate Investment Trusts (REITs)	8.7
Banks	8.7
Oil, Gas & Consumable Fuels	7.8
Insurance	7.5
Household Durables	4.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Mid-Cap Value Fund	9

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Mid-Cap Value Fund		Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,035.50	1.13%	$5.70
	Hypothetical	$1,000.00	$1,019.19	1.13%	$5.66
Class B	Actual	$1,000.00	$1,030.90	1.95%	$9.82
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74
Class C	Actual	$1,000.00	$1,031.70	1.94%	$9.77
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69
Class R	Actual	$1,000.00	$1,033.80	1.45%	$7.31
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25
Class Z	Actual	$1,000.00	$1,037.00	0.90%	$4.55
	Hypothetical	$1,000.00	$1,020.33	0.90%	$4.51
Class R2	Actual	$1,000.00	$1,035.10	1.23%	$6.21
	Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16
Class R4	Actual	$1,000.00	$1,036.80	0.98%	$4.95
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
Class R6	Actual	$1,000.00	$1,037.70	0.73%	$3.69
	Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2019, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2019

Description	Shares	Value
LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS 99.5%

Airlines 2.5%
Alaska Air Group, Inc.	30,300	$1,875,570
JetBlue Airways Corp.*	364,745	6,766,020
United Continental Holdings, Inc.*	104,800	9,312,528

		17,954,118

Auto Components 3.0%
Adient PLC	204,272	4,718,683
BorgWarner, Inc.	139,200	5,814,384
Goodyear Tire & Rubber Co. (The)	305,600	5,870,576
Lear Corp.	37,600	5,376,800

		21,780,443

Banks 8.7%
Associated Banc-Corp.	30,200	685,238
BankUnited, Inc.	29,400	1,075,452
CIT Group, Inc.	7,600	404,852
Citizens Financial Group, Inc.	233,900	8,467,180
Fifth Third Bancorp	324,433	9,350,159
Huntington Bancshares, Inc.	353,300	4,917,936
KeyCorp	492,900	8,650,395
M&T Bank Corp.	36,100	6,139,527
PacWest Bancorp	87,000	3,440,850
People’s United Financial, Inc.	117,100	2,024,659
Popular, Inc. (Puerto Rico)	31,700	1,829,407
Regions Financial Corp.	531,500	8,254,195
Zions Bancorp NA(a)	146,000	7,202,180

		62,442,030

Beverages 1.1%
Molson Coors Brewing Co. (Class B Stock)	118,600	7,612,934

Building Products 0.9%
Owens Corning	125,900	6,454,893

Capital Markets 1.1%
Franklin Resources, Inc.	19,000	657,210
Invesco Ltd.	327,700	7,199,569

		7,856,779

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Chemicals 2.5%
Eastman Chemical Co.	75,200	$5,931,776
Mosaic Co. (The)	250,200	6,532,722
Olin Corp.	86,000	1,865,340
Westlake Chemical Corp.	51,600	3,599,100

		17,928,938

Commercial Services & Supplies 0.3%
ADT, Inc.(a)	286,477	1,887,884

Construction & Engineering 0.9%
AECOM*(a)	198,166	6,717,827

Consumer Finance 4.2%
Ally Financial, Inc.	256,959	7,634,252
Discover Financial Services	33,500	2,729,915
Navient Corp.	266,900	3,605,819
OneMain Holdings, Inc.	66,100	2,245,417
Santander Consumer USA Holdings, Inc.(a)	274,781	5,866,574
Synchrony Financial	243,300	8,435,211

		30,517,188

Containers & Packaging 2.1%
International Paper Co.	168,800	7,901,528
Westrock Co.	182,400	7,000,512

		14,902,040

Diversified Financial Services 1.7%
AXA Equitable Holdings, Inc.	219,000	4,969,110
Voya Financial, Inc.	127,102	6,976,629

		11,945,739

Diversified Telecommunication Services 0.9%
CenturyLink, Inc.(a)	587,300	6,706,966

Electric Utilities 3.8%
Avangrid, Inc.	43,500	2,227,635
Edison International	64,900	4,138,673
Entergy Corp.	75,500	7,315,950
Evergy, Inc.	9,500	549,290
FirstEnergy Corp.	35,200	1,479,456

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Electric Utilities (cont’d.)
PPL Corp.	292,000	$9,113,320
Xcel Energy, Inc.	46,600	2,632,900

		27,457,224

Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	30,000	955,500

Entertainment 1.0%
Viacom, Inc. (Class B Stock)	236,600	6,840,106

Equity Real Estate Investment Trusts (REITs) 8.7%
Apple Hospitality REIT, Inc.	380,400	6,257,580
AvalonBay Communities, Inc.	2,800	562,604
Brixmor Property Group, Inc.	54,382	972,350
Colony Capital, Inc.	661,000	3,397,540
Digital Realty Trust, Inc.	22,400	2,636,704
Hospitality Properties Trust	208,800	5,428,800
Kimco Realty Corp.	264,061	4,592,021
Medical Properties Trust, Inc.	81,969	1,431,178
Park Hotels & Resorts, Inc.	191,000	6,127,280
Senior Housing Properties Trust	657,800	5,282,134
SITE Centers Corp.	389,050	5,151,022
SL Green Realty Corp.	31,400	2,773,876
Spirit Realty Capital, Inc.	126,980	5,137,611
Ventas, Inc.	29,000	1,772,190
VEREIT, Inc.	817,707	6,754,260
VICI Properties, Inc.	183,200	4,176,960

		62,454,110

Food & Staples Retailing 0.9%
Kroger Co. (The)	244,100	6,292,898

Food Products 2.0%
Archer-Daniels-Midland Co.	51,300	2,287,980
J.M. Smucker Co. (The)	24,300	2,979,909
Tyson Foods, Inc. (Class A Stock)	125,500	9,413,755

		14,681,644

Health Care Equipment & Supplies 0.0%
Zimmer Biomet Holdings, Inc.	1,100	135,476

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Providers & Services 2.5%
Acadia Healthcare Co., Inc.*(a)	140,600	$4,502,012
Cardinal Health, Inc.	124,100	6,044,911
DaVita, Inc.*	41,900	2,314,556
MEDNAX, Inc.*	136,600	3,820,702
Universal Health Services, Inc. (Class B Stock)	10,100	1,281,387

		17,963,568

Hotels, Restaurants & Leisure 2.2%
Norwegian Cruise Line Holdings Ltd.*	115,800	6,529,962
Royal Caribbean Cruises Ltd.	74,700	9,034,218

		15,564,180

Household Durables 4.8%
Lennar Corp. (Class A Stock)	131,963	6,866,035
Mohawk Industries, Inc.*	53,439	7,281,064
Newell Brands, Inc.	397,651	5,718,221
PulteGroup, Inc.	211,247	6,645,831
Toll Brothers, Inc.	163,333	6,222,987
Whirlpool Corp.	12,800	1,776,896

		34,511,034

Insurance 7.5%
American Financial Group, Inc.	13,400	1,387,302
Athene Holding Ltd.*	37,000	1,670,920
CNA Financial Corp.	128,728	5,963,968
Hartford Financial Services Group, Inc. (The)	130,600	6,831,686
Lincoln National Corp.	120,781	8,058,508
Loews Corp.	89,836	4,607,689
Old Republic International Corp.	164,900	3,687,164
Principal Financial Group, Inc.	144,500	8,259,620
Reinsurance Group of America, Inc.	48,300	7,317,933
Unum Group	165,500	6,110,260

		53,895,050

Internet & Direct Marketing Retail 0.7%
Qurate Retail, Inc.*(a)	288,700	4,922,335

IT Services 1.1%
DXC Technology Co.	120,800	7,941,392

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Machinery 2.1%
Colfax Corp.*	4,400	$132,748
Cummins, Inc.	26,600	4,423,314
PACCAR, Inc.	136,300	9,768,621
Trinity Industries, Inc.	41,900	903,364

		15,228,047

Media 2.3%
Discovery, Inc. (Class A Stock)*	52,400	1,619,160
Discovery, Inc. (Class C Stock)*	75,900	2,182,884
DISH Network Corp. (Class A Stock)*	87,100	3,058,952
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	82,800	3,307,032
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	98,100	3,939,696
News Corp. (Class A Stock)	216,100	2,683,962

		16,791,686

Metals & Mining 4.7%
Alcoa Corp.*	200,000	5,336,000
Freeport-McMoRan, Inc.	672,200	8,274,782
Newmont Goldcorp Corp.	12,200	378,932
Nucor Corp.	104,000	5,935,280
Reliance Steel & Aluminum Co.	73,490	6,758,141
Steel Dynamics, Inc.	97,800	3,098,304
United States Steel Corp.	273,100	4,260,360

		34,041,799

Mortgage Real Estate Investment Trusts (REITs) 4.4%
AGNC Investment Corp.	386,800	6,881,172
Annaly Capital Management, Inc.	758,824	7,656,534
Chimera Investment Corp.	176,300	3,379,671
MFA Financial, Inc.	533,600	4,007,336
New Residential Investment Corp.	183,800	3,089,678
Starwood Property Trust, Inc.	157,400	3,628,070
Two Harbors Investment Corp.	244,100	3,383,226

		32,025,687

Multiline Retail 1.6%
Kohl’s Corp.	70,400	5,005,440
Macy’s, Inc.(a)	262,100	6,169,834

		11,175,274

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 1.7%
Consolidated Edison, Inc.	57,833	$4,982,891
Public Service Enterprise Group, Inc.	53,100	3,167,415
Sempra Energy	30,000	3,838,500

		11,988,806

Oil, Gas & Consumable Fuels 7.8%
Antero Resources Corp.*(a)	299,794	2,173,507
Apache Corp.(a)	40,100	1,319,691
Centennial Resource Development, Inc. (Class A Stock)*	147,800	1,556,334
Cimarex Energy Co.	8,500	583,610
CNX Resources Corp.*	106,800	956,928
Concho Resources, Inc.	54,400	6,276,672
Devon Energy Corp.	109,700	3,525,758
Diamondback Energy, Inc.	21,400	2,276,746
EQT Corp.(a)	284,900	5,826,205
HollyFrontier Corp.	126,100	6,018,753
Marathon Oil Corp.	417,400	7,112,496
Murphy Oil Corp.	9,200	250,608
Noble Energy, Inc.	168,000	4,546,080
Parsley Energy, Inc. (Class A Stock)*	261,900	5,227,524
Range Resources Corp.	328,900	2,973,256
Whiting Petroleum Corp.*(a)	148,200	4,059,198
Williams Cos., Inc. (The)	52,600	1,490,158

		56,173,524

Paper & Forest Products 0.8%
Domtar Corp.	123,600	6,044,040

Pharmaceuticals 1.0%
Mylan NV*	278,089	7,505,622

Real Estate Management & Development 0.5%
Realogy Holdings Corp.(a)	257,200	3,348,744

Road & Rail 1.6%
Knight-Swift Transportation Holdings, Inc.(a)	171,700	5,726,195
Ryder System, Inc.	97,441	6,138,783

		11,864,978

Semiconductors & Semiconductor Equipment 0.1%
Analog Devices, Inc.	6,700	778,808

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Specialty Retail 1.3%
AutoNation, Inc.*(a)	106,500	$4,465,545
Gap, Inc. (The)	69,300	1,807,344
Penske Automotive Group, Inc.	63,600	2,920,512

		9,193,401

Technology Hardware, Storage & Peripherals 2.1%
Western Digital Corp.	159,600	8,158,752
Xerox Corp.	201,200	6,712,032

		14,870,784

Textiles, Apparel & Luxury Goods 0.7%
PVH Corp.	30,000	3,869,700
Tapestry, Inc.	42,200	1,361,794

		5,231,494

Trading Companies & Distributors 1.5%
Air Lease Corp.	163,700	6,312,272
WESCO International, Inc.*	77,500	4,436,100

		10,748,372

Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	12,100	490,171

TOTAL COMMON STOCKS (cost $715,350,131)		715,823,533

EXCHANGE-TRADED FUND 0.4%
iShares Russell Mid-Cap Value ETF (cost $2,891,662)	32,359	2,902,602

TOTAL LONG-TERM INVESTMENTS (cost $718,241,793)		718,726,135

SHORT-TERM INVESTMENTS 8.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	813	813

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (cost $57,733,419; includes $57,603,884 of cash collateral for securities on loan)(b)(w)	57,724,087	$57,741,404

TOTAL SHORT-TERM INVESTMENTS (cost $57,734,232)		57,742,217

TOTAL INVESTMENTS 107.9% (cost $775,976,025)		776,468,352
Liabilities in excess of other assets (7.9)%		(56,540,610)

NET ASSETS 100.0%		$719,927,742

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REIT(s)—Real Estate Investment Trust(s)

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $55,583,971; cash collateral of $57,603,884 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$17,954,118	$—	$—
Auto Components	21,780,443	—	—
Banks	62,442,030	—	—
Beverages	7,612,934	—	—
Building Products	6,454,893	—	—
Capital Markets	7,856,779	—	—

See Notes to Financial Statements.

18

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Chemicals	$17,928,938	$—	$—
Commercial Services & Supplies	1,887,884	—	—
Construction & Engineering	6,717,827	—	—
Consumer Finance	30,517,188	—	—
Containers & Packaging	14,902,040	—	—
Diversified Financial Services	11,945,739	—	—
Diversified Telecommunication Services	6,706,966	—	—
Electric Utilities	27,457,224	—	—
Electronic Equipment, Instruments & Components	955,500	—	—
Entertainment	6,840,106	—	—
Equity Real Estate Investment Trusts (REITs)	62,454,110	—	—
Food & Staples Retailing	6,292,898	—	—
Food Products	14,681,644	—	—
Health Care Equipment & Supplies	135,476	—	—
Health Care Providers & Services	17,963,568	—	—
Hotels, Restaurants & Leisure	15,564,180	—	—
Household Durables	34,511,034	—	—
Insurance	53,895,050	—	—
Internet & Direct Marketing Retail	4,922,335	—	—
IT Services	7,941,392	—	—
Machinery	15,228,047	—	—
Media	16,791,686	—	—
Metals & Mining	34,041,799	—	—
Mortgage Real Estate Investment Trusts (REITs)	32,025,687	—	—
Multiline Retail	11,175,274	—	—
Multi-Utilities	11,988,806	—	—
Oil, Gas & Consumable Fuels	56,173,524	—	—
Paper & Forest Products	6,044,040	—	—
Pharmaceuticals	7,505,622	—	—
Real Estate Management & Development	3,348,744	—	—
Road & Rail	11,864,978	—	—
Semiconductors & Semiconductor Equipment	778,808	—	—
Specialty Retail	9,193,401	—	—
Technology Hardware, Storage & Peripherals	14,870,784	—	—
Textiles, Apparel & Luxury Goods	5,231,494	—	—
Trading Companies & Distributors	10,748,372	—	—
Transportation Infrastructure	490,171	—	—
Exchange-Traded Fund	2,902,602	—	—
Affiliated Mutual Funds	57,742,217	—	—

Total	$776,468,352	$—	$—

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2019

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2019 were as follows:

Equity Real Estate Investment Trusts (REITs)	8.7%
Banks	8.7
Affiliated Mutual Funds (8.0% represents investments purchased with collateral from securities on loan)	8.0
Oil, Gas & Consumable Fuels	7.8
Insurance	7.5
Household Durables	4.8
Metals & Mining	4.7
Mortgage Real Estate Investment Trusts (REITs)	4.4
Consumer Finance	4.2
Electric Utilities	3.8
Auto Components	3.0
Health Care Providers & Services	2.5
Airlines	2.5
Chemicals	2.5
Media	2.3
Hotels, Restaurants & Leisure	2.2
Machinery	2.1
Containers & Packaging	2.1
Technology Hardware, Storage & Peripherals	2.1
Food Products	2.0
Multi-Utilities	1.7
Diversified Financial Services	1.7
Road & Rail	1.6
Multiline Retail	1.6
Trading Companies & Distributors	1.5
Specialty Retail	1.3
IT Services	1.1%
Capital Markets	1.1
Beverages	1.1
Pharmaceuticals	1.0
Entertainment	1.0
Construction & Engineering	0.9
Diversified Telecommunication Services	0.9
Building Products	0.9
Food & Staples Retailing	0.9
Paper & Forest Products	0.8
Textiles, Apparel & Luxury Goods	0.7
Internet & Direct Marketing Retail	0.7
Real Estate Management & Development	0.5
Exchange-Traded Fund	0.4
Commercial Services & Supplies	0.3
Electronic Equipment, Instruments & Components	0.1
Semiconductors & Semiconductor Equipment	0.1
Transportation Infrastructure	0.1
Health Care Equipment & Supplies	0.0 *

107.9
Liabilities in excess of other assets	(7.9)

100.0%

*	Less than +/- 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$55,583,971	$(55,583,971)	$—

See Notes to Financial Statements.

20

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	21

Statement of Assets & Liabilities (unaudited)

as of April 30, 2019

Assets
Investments at value, including securities on loan of $55,583,971:
Unaffiliated investments (cost $718,241,793)	$718,726,135
Affiliated investments (cost $57,734,232)	57,742,217
Receivable for investments sold	14,307,430
Receivable for Fund shares sold	1,394,126
Dividends and interest receivable	654,905
Prepaid expenses	2,460

Total Assets	792,827,273

Liabilities
Payable to broker for collateral for securities on loan	57,603,884
Payable for investments purchased	11,048,906
Payable for Fund shares reacquired	2,923,932
Accrued expenses and other liabilities	450,196
Management fee payable	388,480
Loan payable	376,000
Distribution fee payable	68,918
Affiliated transfer agent fee payable	39,215

Total Liabilities	72,899,531

Net Assets	$719,927,742

Net assets were comprised of:
Common stock, at par	$38,617
Paid-in capital in excess of par	726,623,093
Total distributable earnings (loss)	(6,733,968)

Net assets, April 30, 2019	$719,927,742

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share, ($213,205,822 ÷ 11,438,590 shares of common stock issued and outstanding)	$18.64
Maximum sales charge (5.50% of offering price)	1.08

Maximum offering price to public	$19.72

Class B
Net asset value, offering price and redemption price per share, ($2,764,493 ÷ 175,369 shares of common stock issued and outstanding)	$15.76

Class C
Net asset value, offering price and redemption price per share, ($21,845,978 ÷ 1,392,684 shares of common stock issued and outstanding)	$15.69

Class R
Net asset value, offering price and redemption price per share, ($748,396 ÷ 39,786 shares of common stock issued and outstanding)	$18.81

Class Z
Net asset value, offering price and redemption price per share, ($272,943,959 ÷ 14,483,466 shares of common stock issued and outstanding)	$18.85

Class R2
Net asset value, offering price and redemption price per share, ($50,130 ÷ 2,669 shares of common stock issued and outstanding)	$18.78

Class R4
Net asset value, offering price and redemption price per share, ($817,529 ÷ 43,492 shares of common stock issued and outstanding)	$18.80

Class R6
Net asset value, offering price and redemption price per share, ($207,551,435 ÷ 11,041,105 shares of common stock issued and outstanding)	$18.80

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	23

Statement of Operations (unaudited)

Six Months Ended April 30, 2019

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $87 foreign withholding tax)	$10,362,944
Income from securities lending, net (including affiliated income of $35,704)	50,274
Affiliated dividend income	13,517

Total income	10,426,735

Expenses
Management fee	2,696,510
Distribution fee(a)	503,967
Shareholder servicing fees(a)	282
Transfer agent’s fees and expenses (including affiliated expense of $110,226)(a)	516,623
Registration fees(a)	63,578
Custodian and accounting fees	54,722
Shareholders’ reports	31,146
Directors’ fees	13,612
Audit fee	11,926
Legal fees and expenses	11,189
Miscellaneous	25,422

Total expenses	3,928,977
Less: Fee waiver and/or expense reimbursement(a)	(285,037)
Distribution fee waiver(a)	(51,218)

Net expenses	3,592,722

Net investment income (loss)	6,834,013

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(3,115))	(2,864,663)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $9,186)	20,312,691

Net gain (loss) on investment transactions	17,448,028

Net Increase (Decrease) In Net Assets Resulting From Operations	$24,282,041

(a) Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	301,563	15,667	183,806	2,872	—	59	—	—
Shareholder servicing fees	—	—	—	—	—	24	258	—
Transfer agent’s fees and expenses	238,410	5,836	30,463	617	237,531	82	80	3,604
Registration fees	9,308	7,352	7,526	8,094	8,804	7,438	7,439	7,617
Fee waiver and/or expense reimbursement	(135,663)	(10,338)	(7,241)	(8,019)	(58,705)	(7,493)	(7,265)	(50,313)
Distribution fee waiver	(50,261)	—	—	(957)	—	—	—	—

See Notes to Financial Statements.

24

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,834,013	$13,862,289
Net realized gain (loss) on investment transactions	(2,864,663)	63,682,339
Net change in unrealized appreciation (depreciation) on investments	20,312,691	(101,360,207)

Net increase (decrease) in net assets resulting from operations	24,282,041	(23,815,579)

Dividends and Distributions
Distributions from distributable earnings
Class A	(20,556,703)	(16,797,692)
Class B	(357,375)	(346,004)
Class C	(4,461,337)	(3,688,598)
Class R	(75,386)	(39,342)
Class Z	(32,423,748)	(27,750,947)
Class R2	(4,643)	—
Class R4	(883)	—
Class R6	(20,361,882)	(11,572,792)

	(78,241,957)	(60,195,375)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	78,137,942	234,464,958
Net asset value of shares issued in reinvestment of dividends and distributions	74,409,134	56,283,538
Cost of shares reacquired	(188,852,515)	(320,011,962)

Net increase (decrease) in net assets from Fund share transactions	(36,305,439)	(29,263,466)

Total increase (decrease)	(90,265,355)	(113,274,420)

Net Assets:
Beginning of period	810,193,097	923,467,517

End of period	$719,927,742	$810,193,097

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	25

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 10 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was organized on March 5, 1997, as a Maryland corporation and operates as a series company. The Company consists of two funds: PGIM Jennison Equity Income Fund and PGIM QMA Mid-Cap Value Fund, each of which are diversified funds. These financial statements relate only to the PGIM QMA Mid-Cap Value Fund (the “Fund”).

The investment objective of the Fund is capital growth.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

26

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its

PGIM QMA Mid-Cap Value Fund	27

Notes to Financial Statements (unaudited) (continued)

subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the

28

securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invests in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT

PGIM QMA Mid-Cap Value Fund	29

Notes to Financial Statements (unaudited) (continued)

dividends. On January 18, 2019, the Internal Revenue Service issued final regulations that expressly permit RICs to pass through this “qualified business income” to their shareholders.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with QMA LLC (formerly known as Quantitative Management Associates, LLC) (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

30

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.73% of the Fund’s average daily net assets up to $1 billion, 0.71% of the next $2 billion, 0.69% of the next $2 billion, and 0.67% of the average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.73% for the six months ended April 30, 2019.

The Manager has contractually agreed, through February 29, 2020, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.13% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class B shares, 1.95% of average daily net assets for Class C shares, 1.45% of average daily net assets for Class R shares, 0.95% of average daily net assets for Class Z shares, 1.23% of average daily net assets for Class R2 shares, 0.98% of average daily net assets for Class R4 shares and 0.73% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses an any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z, Class R4 and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30%, 1%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through February 29, 2020 to limit such fees to 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or

PGIM QMA Mid-Cap Value Fund	31

Notes to Financial Statements (unaudited) (continued)

third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

For the reporting period ended April 30, 2019, PIMS received $36,648 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended April 30, 2019, PIMS received $1,288 and $232 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend

32

income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2019, were $214,959,262 and $320,948,942, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$1,065,968	$49,043,794	$50,108,949	$—	$—	$813	813	$13,517
PGIM Institutional Money Market Fund*
59,834,012	140,691,538	142,790,217	9,186	(3,115)	57,741,404	57,724,087	35,704	**

$60,899,980	$189,735,332	$192,899,166	$9,186	$(3,115)	$57,742,217		$49,221

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended April 30, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2019 were as follows:

Tax Basis	$786,032,183

Gross Unrealized Appreciation	68,548,805
Gross Unrealized Depreciation	(78,112,636)

Net Unrealized Depreciation	$(9,563,831)

The book basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

PGIM QMA Mid-Cap Value Fund	33

Notes to Financial Statements (unaudited) (continued)

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a monthly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The authorized capital stock of the Company is 5.5 billion shares, with a par value of $0.001 per share. Of the Company’s authorized capital stock, 800 million authorized shares have been allocated to the Fund and divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4, Class T and Class R6 common stock, each of which consists of 100 million, 5 million, 30 million, 75 million, 175 million, 75 million, 75 million, 75 million and 190 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of April 30, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 622 Class R shares, 493 Class R2 shares, 494 Class R4 shares and 577,619 Class R6 shares of the Fund. At reporting period end, three shareholders of record, each holding greater than 5% of the Fund, held 21% of the Fund’s outstanding shares.

34

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2019:
Shares sold	853,201	$15,098,171
Shares issued in reinvestment of dividends and distributions	1,114,756	18,282,001
Shares reacquired	(2,302,487)	(41,739,397)

Net increase (decrease) in shares outstanding before conversion	(334,530)	(8,359,225)
Shares issued upon conversion from other share class(es)	917,796	16,931,818
Shares reacquired upon conversion into other share class(es)	(25,461)	(467,802)

Net increase (decrease) in shares outstanding	557,805	$8,104,791

Year ended October 31, 2018:
Shares sold	1,550,466	$34,408,657
Shares issued in reinvestment of dividends and distributions	663,954	14,792,904
Shares reacquired	(3,071,311)	(68,066,084)

Net increase (decrease) in shares outstanding before conversion	(856,891)	(18,864,523)
Shares issued upon conversion from other share class(es)	62,781	1,395,218
Shares reacquired upon conversion into other share class(es)	(380,259)	(8,366,084)

Net increase (decrease) in shares outstanding	(1,174,369)	$(25,835,389)

Class B
Six months ended April 30, 2019:
Shares sold	1,157	$16,572
Shares issued in reinvestment of dividends and distributions	24,751	344,290
Shares reacquired	(38,509)	(597,998)

Net increase (decrease) in shares outstanding before conversion	(12,601)	(237,136)
Shares reacquired upon conversion into other share class(es)	(20,437)	(319,716)

Net increase (decrease) in shares outstanding	(33,038)	$(556,852)

Year ended October 31, 2018:
Shares sold	16,601	$326,735
Shares issued in reinvestment of dividends and distributions	16,841	324,191
Shares reacquired	(71,112)	(1,346,173)

Net increase (decrease) in shares outstanding before conversion	(37,670)	(695,247)
Shares reacquired upon conversion into other share class(es)	(31,661)	(616,083)

Net increase (decrease) in shares outstanding	(69,331)	$(1,311,330)

Class C
Six months ended April 30, 2019:
Shares sold	89,969	$1,285,519
Shares issued in reinvestment of dividends and distributions	308,195	4,265,421
Shares reacquired	(393,078)	(5,849,963)

Net increase (decrease) in shares outstanding before conversion	5,086	(299,023)
Shares reacquired upon conversion into other share class(es)	(1,083,285)	(16,832,589)

Net increase (decrease) in shares outstanding	(1,078,199)	$(17,131,612)

Year ended October 31, 2018:
Shares sold	116,594	$2,223,483
Shares issued in reinvestment of dividends and distributions	182,413	3,495,035
Shares reacquired	(600,932)	(11,412,345)

Net increase (decrease) in shares outstanding before conversion	(301,925)	(5,693,827)
Shares reacquired upon conversion into other share class(es)	(169,484)	(3,184,495)

Net increase (decrease) in shares outstanding	(471,409)	$(8,878,322)

PGIM QMA Mid-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended April 30, 2019:
Shares sold	3,556	$65,444
Shares issued in reinvestment of dividends and distributions	4,550	75,386
Shares reacquired	(7,619)	(140,836)

Net increase (decrease) in shares outstanding	487	$(6)

Year ended October 31, 2018:
Shares sold	35,853	$802,404
Shares issued in reinvestment of dividends and distributions	1,751	39,341
Shares reacquired	(31,385)	(705,415)

Net increase (decrease) in shares outstanding	6,219	$136,330

Class Z
Six months ended April 30, 2019:
Shares sold	2,108,144	$38,066,397
Shares issued in reinvestment of dividends and distributions	1,875,368	31,074,844
Shares reacquired	(6,247,647)	(114,739,067)

Net increase (decrease) in shares outstanding before conversion	(2,264,135)	(45,597,826)
Shares issued upon conversion from other share class(es)	47,036	871,836
Shares reacquired upon conversion into other share class(es)	(11,387)	(210,543)

Net increase (decrease) in shares outstanding	(2,228,486)	$(44,936,533)

Year ended October 31, 2018:
Shares sold	4,400,794	$98,167,907
Shares issued in reinvestment of dividends and distributions	1,159,824	26,084,430
Shares reacquired	(8,425,650)	(187,815,467)

Net increase (decrease) in shares outstanding before conversion	(2,865,032)	(63,563,130)
Shares issued upon conversion from other share class(es)	512,238	11,376,184
Shares reacquired upon conversion into other share class(es)	(45,593)	(1,008,202)

Net increase (decrease) in shares outstanding	(2,398,387)	$(53,195,148)

Class R2
Six months ended April 30, 2019:
Shares sold	18	$332
Shares issued in reinvestment of dividends and distributions	281	4,643
Shares reacquired	(1)	(22)

Net increase (decrease) in shares outstanding	298	$4,953

Period ended October 31, 2018*:
Shares sold	2,371	$52,753

Net increase (decrease) in shares outstanding	2,371	$52,753

Class R4
Six months ended April 30, 2019:
Shares sold	55,437	$901,302
Shares issued in reinvestment of dividends and distributions	53	883
Shares reacquired	(12,439)	(212,758)

Net increase (decrease) in shares outstanding	43,051	$689,427

Period ended October 31, 2018*:
Shares sold	441	$10,000

Net increase (decrease) in shares outstanding	441	$10,000

36

Class R6	Shares	Amount
Six months ended April 30, 2019:
Shares sold	1,260,672	$22,704,205
Shares issued in reinvestment of dividends and distributions	1,232,546	20,361,666
Shares reacquired	(1,399,084)	(25,572,474)

Net increase (decrease) in shares outstanding before conversion	1,094,134	17,493,397
Shares issued upon conversion from other share class(es)	1,446	26,996

Net increase (decrease) in shares outstanding	1,095,580	$17,520,393

Year ended October 31, 2018:
Shares sold	4,424,882	$98,473,019
Shares issued in reinvestment of dividends and distributions	514,830	11,547,637
Shares reacquired	(2,281,991)	(50,666,478)

Net increase (decrease) in shares outstanding before conversion	2,657,721	59,354,178
Shares issued upon conversion from other share class(es)	18,365	403,462

Net increase (decrease) in shares outstanding	2,676,086	$59,757,640

*	Commencement of offering was December 28, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2019. The average daily balance for the 49 days that the Fund had loans outstanding during the period was approximately $1,124,020, borrowed at a weighted average interest rate of 3.68%. The maximum loan outstanding amount during the period was $3,412,000. At April 30, 2019, the Fund had an outstanding loan balance of $376,000.

PGIM QMA Mid-Cap Value Fund	37

Notes to Financial Statements (unaudited) (continued)

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund.

38

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM QMA Mid-Cap Value Fund	39

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.17		$22.24	$19.48	$20.29	$21.57	$20.51
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.30	0.28	0.22	0.23	0.17
Net realized and unrealized gain (loss) on investment transactions	0.30		(0.95)	3.11	0.34	(0.23)	2.92
Total from investment operations	0.45		(0.65)	3.39	0.56	-	3.09
Less Dividends and Distributions:
Dividends from net investment income	(0.41)		(0.32)	(0.25)	(0.21)	(0.12)	(0.15)
Distributions from net realized gains	(1.57)		(1.10)	(0.38)	(1.16)	(1.16)	(1.88)
Total dividends and distributions	(1.98)		(1.42)	(0.63)	(1.37)	(1.28)	(2.03)
Net asset value, end of period	$18.64		$20.17	$22.24	$19.48	$20.29	$21.57
Total Return(b):	3.55%		(3.54)%	17.56%	3.38%	0.15%	16.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$213,206		$219,477	$268,067	$272,964	$288,607	$218,957
Average net assets (000)	$202,708		$259,013	$283,669	$277,601	$267,085	$159,125
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.13%	(e)	1.18%	1.21%	1.20%	1.21%	1.22%
Expenses before waivers and/or expense reimbursement	1.31%	(e)	1.33%	1.34%	1.34%	1.35%	1.42%
Net investment income (loss)	1.63%	(e)	1.35%	1.31%	1.16%	1.09%	0.81%
Portfolio turnover rate(f)	29%		78%	112%	87%	101%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

40

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.31		$19.29	$16.99	$17.88	$19.17	$18.46
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.11	0.10	0.07	0.07	0.02
Net realized and unrealized gain (loss) on investment transactions	0.22		(0.80)	2.72	0.28	(0.20)	2.61
Total from investment operations	0.29		(0.69)	2.82	0.35	(0.13)	2.63
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.19)	(0.14)	(0.08)	-	(0.04)
Distributions from net realized gains	(1.57)		(1.10)	(0.38)	(1.16)	(1.16)	(1.88)
Total dividends and distributions	(1.84)		(1.29)	(0.52)	(1.24)	(1.16)	(1.92)
Net asset value, end of period	$15.76		$17.31	$19.29	$16.99	$17.88	$19.17
Total Return(b):	3.09%		(4.27)%	16.71%	2.57%	(0.59)%	15.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,764		$3,608	$5,357	$6,063	$7,202	$7,959
Average net assets (000)	$3,159		$4,789	$6,566	$6,263	$7,886	$7,163
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.95%	(e)	1.95%	1.96%	1.95%	1.96%	1.97%
Expenses before waivers and/or expense reimbursement	2.61%	(e)	2.37%	2.09%	2.04%	2.05%	2.12%
Net investment income (loss)	0.95%	(e)	0.58%	0.56%	0.43%	0.35%	0.08%
Portfolio turnover rate(f)	29%		78%	112%	87%	101%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	41

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$17.24		$19.21	$16.93	$17.81	$19.10	$18.40
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.11	0.10	0.07	0.06	0.02
Net realized and unrealized gain (loss) on investment transactions	0.21		(0.79)	2.70	0.29	(0.19)	2.60
Total from investment operations	0.30		(0.68)	2.80	0.36	(0.13)	2.62
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.19)	(0.14)	(0.08)	-	(0.04)
Distributions from net realized gains	(1.57)		(1.10)	(0.38)	(1.16)	(1.16)	(1.88)
Total dividends and distributions	(1.85)		(1.29)	(0.52)	(1.24)	(1.16)	(1.92)
Net asset value, end of period	$15.69		$17.24	$19.21	$16.93	$17.81	$19.10
Total Return(b):	3.17%		(4.22)%	16.65%	2.64%	(0.59)%	15.66%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,846		$42,595	$56,517	$55,164	$62,110	$50,573
Average net assets (000)	$37,066		$52,438	$59,943	$57,300	$59,460	$43,599
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.94%	(e)	1.92%	1.96%	1.95%	1.96%	1.97%
Expenses before waivers and/or expense reimbursement	1.98%	(e)	1.97%	2.03%	2.04%	2.05%	2.12%
Net investment income (loss)	1.21%	(e)	0.60%	0.55%	0.42%	0.34%	0.08%
Portfolio turnover rate(f)	29%		78%	112%	87%	101%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

42

Class R Shares
	Six Months Ended April 30,		Year Ended October 31,			December 22, 2014(a) through October 31,
	2019		2018	2017	2016	2015
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.30		$22.38	$19.60	$20.40	$20.98
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.24	0.22	0.18	0.12
Net realized and unrealized gain (loss) on investment transactions	0.30		(0.95)	3.15	0.34	(0.70)
Total from investment operations	0.43		(0.71)	3.37	0.52	(0.58)
Less Dividends and Distributions:
Dividends from net investment income	(0.35)		(0.27)	(0.21)	(0.16)	-
Distributions from net realized gains	(1.57)		(1.10)	(0.38)	(1.16)	-
Total dividends and distributions	(1.92)		(1.37)	(0.59)	(1.32)	-
Net asset value, end of period	$18.81		$20.30	$22.38	$19.60	$20.40
Total Return(c):	3.38%		(3.76)%	17.31%	3.12%	(2.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$748		$798	$740	$89	$354
Average net assets (000)	$772		$888	$412	$293	$261
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.45%	(f)	1.42%	1.44%	1.45%	1.51%	(f)
Expenses before waivers and/or expense reimbursement	3.79%	(f)	3.42%	4.01%	1.79%	1.81%	(f)
Net investment income (loss)	1.38%	(f)	1.07%	0.99%	0.99%	0.67%	(f)
Portfolio turnover rate(g)	29%		78%	112%	87%	101%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	43

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.40		$22.48	$19.68	$20.49	$21.76	$20.68
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.35	0.34	0.26	0.28	0.21
Net realized and unrealized gain (loss) on investment transactions	0.30		(0.95)	3.14	0.35	(0.22)	2.95
Total from investment operations	0.48		(0.60)	3.48	0.61	0.06	3.16
Less Dividends and Distributions:
Dividends from net investment income	(0.46)		(0.38)	(0.30)	(0.26)	(0.17)	(0.20)
Distributions from net realized gains	(1.57)		(1.10)	(0.38)	(1.16)	(1.16)	(1.88)
Total dividends and distributions	(2.03)		(1.48)	(0.68)	(1.42)	(1.33)	(2.08)
Net asset value, end of period	$18.85		$20.40	$22.48	$19.68	$20.49	$21.76
Total Return(b):	3.70%		(3.30)%	17.84%	3.64%	0.45%	16.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$272,944		$340,962	$429,566	$339,119	$318,977	$173,716
Average net assets (000)	$300,508		$414,839	$402,691	$332,406	$262,069	$82,847
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.90%	(e)	0.93%	0.95%	0.95%	0.96%	0.97%
Expenses before waivers and/or expense reimbursement	0.94%	(e)	0.98%	1.02%	1.04%	1.05%	1.11%
Net investment income (loss)	1.96%	(e)	1.59%	1.55%	1.40%	1.31%	1.02%
Portfolio turnover rate(f)	29%		78%	112%	87%	101%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class R2 Shares
	Six Months Ended April 30, 2019		December 28, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.29		$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.06
Net realized and unrealized gain (loss) on investment transactions	0.31		(2.45)
Total from investment operations	0.45		(2.39)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		-
Distributions from net realized gains	(1.57)		-
Total dividends and distributions	(1.96)		-
Net asset value, end of period	$18.78		$20.29
Total Return(c):	3.51%		(10.54)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$50		$48
Average net assets (000)	$48		$15
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.23%	(e)	1.26%	(e)
Expenses before waivers and/or expense reimbursement	32.91%	(e)	150.41%	(e)
Net investment income (loss)	1.54%	(e)	0.31%	(e)
Portfolio turnover rate(f)	29%		78%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	45

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended April 30, 2019		December 28, 2017(a) through October 31, 2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$20.33		$22.68
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.21
Net realized and unrealized gain (loss) on investment transactions	0.38		(2.56)
Total from investment operations	0.47		(2.35)
Less Dividends and Distributions:
Dividends from net investment income	(0.43)		-
Distributions from net realized gains	(1.57)		-
Total dividends and distributions	(2.00)		-
Net asset value, end of period	$18.80		$20.33
Total Return(c):	3.68%		(10.36)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$818		$9
Average net assets (000)	$521		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.98%	(e)	1.02%	(e)
Expenses before waivers and/or expense reimbursement	3.79%	(e)	225.30%	(e)
Net investment income (loss)	0.97%	(e)	1.14%	(e)
Portfolio turnover rate(f)	29%		78%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$20.38		$22.45	$19.65	$20.47	$21.75	$20.69
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.38	0.37	0.29	0.31	0.23
Net realized and unrealized gain (loss) on investment transactions	0.29		(0.94)	3.14	0.35	(0.23)	2.94
Total from investment operations	0.48		(0.56)	3.51	0.64	0.08	3.17
Less Dividends and Distributions:
Dividends from net investment income	(0.49)		(0.41)	(0.33)	(0.30)	(0.20)	(0.23)
Distributions from net realized gains	(1.57)		(1.10)	(0.38)	(1.16)	(1.16)	(1.88)
Total dividends and distributions	(2.06)		(1.51)	(0.71)	(1.46)	(1.36)	(2.11)
Net asset value, end of period	$18.80		$20.38	$22.45	$19.65	$20.47	$21.75
Total Return(b):	3.77%		(3.12)%	18.03%	3.79%	0.55%	16.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$207,551		$202,697	$163,221	$95,960	$74,707	$31,261
Average net assets (000)	$200,110		$200,226	$125,192	$82,160	$43,995	$23,206
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.73%	(e)	0.78%	0.80%	0.80%	0.80%	0.91%
Expenses before waivers and/or expense reimbursement	0.78%	(e)	0.83%	0.87%	0.89%	0.89%	0.97%
Net investment income (loss)	2.05%	(e)	1.71%	1.70%	1.54%	1.50%	1.14%
Portfolio turnover rate(f)	29%		78%	112%	87%	101%	87%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Mid-Cap Value Fund	47

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer • Charles H. Smith, Anti-Money Laundering Compliance Officer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM QMA Mid-Cap Value Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov. Form N-PORT is filed with the Commission quarterly, and each Fund’s full portfolio holdings as of the first and third fiscal quarter-ends will be made publicly available 60 days after the end of each quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA MID-CAP VALUE FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6
NASDAQ	SPRAX	SVUBX	NCBVX	SDVRX	SPVZX	PMVEX	PMVFX	PMVQX
CUSIP	74441L105	74441L204	74441L303	74441L782	74441L709	74441L758	74441L741	74441L824

MF202E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 10

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2019